CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 416,113	$ 269,396	$ 224,909
Cost of revenues:
Total cost of revenues	178,752	116,473	103,089
Gross profit	237,361	152,923	121,820
Operating expenses:
Research and development, net (Note 2R)	65,857	53,015	44,508
Sales and marketing	39,336	29,321	28,213
General and administrative	17,324	12,514	10,066
Amortization of intangible assets (Note 7)	2,458	2,503	2,625
Total operating expenses	124,975	97,353	85,412
Operating income	112,386	55,570	36,408
Financial income (expense), net (Note 17)	(3,133)	926	3,078
Income before taxes on income	109,253	56,496	39,486
Income tax expenses	16,152	8,589	4,315
Net income	$ 93,101	$ 47,907	$ 35,171
Earnings per share:
Basic	$ 3.28	$ 1.71	$ 1.26
Diluted	$ 3.12	$ 1.65	$ 1.23
Shares used in calculation of earnings per share:
Basic	28,371,610	28,096,814	27,895,096
Diluted	29,816,066	28,949,739	28,574,202
Product [Member]
Revenues:
Total revenues	$ 337,026	$ 209,320	$ 167,200
Cost of revenues:
Total cost of revenues	129,535	78,555	67,300
Service [Member]
Revenues:
Total revenues	79,087	60,076	57,709
Cost of revenues:
Total cost of revenues	$ 49,217	$ 37,918	$ 35,789